EVENTS AFTER THE REPORTING PERIOD (Details) shares in Millions, $ in Millions	Feb. 25, 2024 USD ($) shares
Shares issued after reporting period
EVENTS AFTER THE REPORTING PERIOD
Number of shares issued | shares	2.2
Total assets	$ 8
Total equity	$ 8
Business combination | Contact Gold Corp
EVENTS AFTER THE REPORTING PERIOD
Exchange ratio	0.0063